As filed with the Securities and Exchange Commission on January 5, 2026

Registration File Nos. 333-292534 and 811-08963

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61

(Check appropriate box or boxes.)

TIAA Separate Account VA-5

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

John D. Piller, Sr., Esquire Teachers Insurance and Annuity Association of America 8500 Andrew Carnegie Boulevard SSC-C2-04Charlotte, NC 28262	Chip Lunde, Esquire Willkie Farr & Gallagher LLP 1875 K Street, NW Washington, DC 20006

Explanatory Note: This Post-Effective Amendment No. 1 under the Securities Act of 1933, as amended to the Registration Statement on Form N-4 (the “Registration Statement”) of Teachers Insurance and Annuity Association of America (the “Registrant”) is to replace Exhibit K in Part C of the Registration Statement.

Part A (Prospectus) and Part B (Statement of Additional Information) filed on December 31, 2025 (File No. 333-292534) are incorporated herein by reference.

PART C – OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

A.

Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant) (Incorporated by reference to the initial filing of the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated August 18, 1998 (File No. 333-61761)).

B.

Unanimous Written Consent of the Board of Directors of TIAA-CREF Life Insurance Company dated September 12, 2025. (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File  No. 333-292534)).

C.

Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America approving the Separate Account transfer dated July  10, 2025. (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

(b)	Custodian Agreements

None

(c)	Underwriting Contracts

A.

Form of Principal Underwriter Distribution Agreement for TIAA Unit Investment Trust Separate Accounts dated December 31, 2025 (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

(d)	Contracts

A.	Form of Lifetime Variable Select Contract (Incorporated by reference Previously filed as part of the Post-Effective Amendment No. 9 to this Registration Statement, on July 18, 2003.)

(e)	Applications

A.	Form of Application for Lifetime Variable Select Contract (Incorporated by reference Previously filed as part of the Post-Effective Amendment No. 9 to this Registration Statement, on July 18, 2003.)

(f)	Depositor’s Certificate of Incorporation and By-Laws

A.

Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

B.

Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(g)	Reinsurance Contracts.

None

(h)	Participation Agreements.

A.

Participation/Distribution Agreement with TIAA-CREF Life Funds (Incorporated by reference to Pre-Effective Amendments Nos. 1 and 2 to the Registration on Form N-4, Registration, No. 333-61761 Filed December 7, 1998, and December 22, 1998, respectively.)

B.

Amendment to Participation/Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September  15, 2005 (Incorporated by reference to Post-Effective Amendment No. 12 on N-4, Registration No. 333-61761 Filed May 1, 2006.)

C.

Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-4, Registration No. 333-61761 Filed April 22, 2008.)

(i)	Administrative Contracts

A.

Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company (Incorporated by reference to Post-Effective Amendment No.  1 to the Registration Statement on Form N-4, Registration No. 333-145064, Filed April 18, 2008).

(j)	Other Material Contracts

A.

Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account (Incorporated by reference to Post-Effective Amendment No. 14 on Form N-4, Registration No. 333-61761 Filed April 22, 2008.)

B.

Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account (Incorporated by reference to Post-Effective Amendment No.  14 on Form N-4, Registration No. 333-61761 Filed April 22, 2008.)

C.	Agreement and Plan of Merger dated December 4, 2025. (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

(k)	Legal Opinion

A.	Opinion and Consent of Aneal Krishnamurthy, Esquire*

(l)	Other Opinions

A.	Consent of Willkie Farr & Gallagher (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

B.

Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)	Form of Initial Summary Prospectus.

None

(p)	Power of Attorney

A.	Trustees’ Powers of Attorney (Incorporated by reference to the initial filing of the Registration Statement on Form N-4, dated December 31, 2025 (File No. 333-292534)).

(b)	Letter Regarding Change in Certifying Accountant

None

(c)	Historical Current Limits on Index Gains

None

*Filed herewith.

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address*	Positions and Offices with Insurance Company

James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Angel Cabrera	Trustee

Michael R. Fanning	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

La June Montgomery Tabron	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Mike Cowell	Senior Executive Vice President, Chief Risk and Compliance Officer

Bret Hester	Senior Executive Vice President, Chief Legal Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Operating, Information & Digital Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Senior Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Senior Executive Vice President, Chief Product & Business Development Officer

*	The principal business address for each individual is:

  TIAA

  730 Third Avenue

  New York, New York 10017-3206

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Exhibit A*

Entity Name	Jurisdiction of Formation	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose

Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Arcmont AM LLC	DE	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Member	100	To engage in financial services.

Arcmont Asset Management (Sweden) AB	Sweden	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in marketing and investment opportunity research.

Arcmont Asset Management France SAS	France	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Germany Gmbh	Germany	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Limited	United Kingdom	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To act as a holding company.

Brooklyn Artificial Intelligence, Inc.	DE	Operating Subsidiary	Nuveen, LLC	Member	100	A platform that manufactures custom, direct indexing products utilizing A.I.

Brooklyn Investment Group, LLC	DE	Operating Subsidiary	Brooklyn Artificial Intelligence, Inc.	Member	100	To act as a registered investment adviser.

CAM HR Resources LLC	DE	Operating Subsidiary	CAM HR Holdco LLC	Member	1	To act as an employing entity.

CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employing entity.

Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Private Capital LLC	Member	100	To act as a registered investment adviser for loan investments.

Churchill DLC Advisor LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To act as a primary adviser.

Clean Energy Partners CEP 2012 Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.

Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.

Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To manage investments.

Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To manage investments.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	Greenwood Resources, LLC	Member	100	To act as a registered investment advisor.

Greenwood Resources Poland sp. z o.o	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

Greenwood Resources, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To act as an advisor and manager of timber and related investments.

Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	Origination of commercial property-assessed clean energy loans.

Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Managing Member	79.8	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.

GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

McIntyre Labor Services, LLC	CA	Operating Subsidiary	Monterey Pacific, LLC	Member	100	Vineyard crop management

Monterey Pacific, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Vineyard crop management.

MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provide digital financial account management services.

Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

Nuveen Alternatives Europe S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To act as an authorized alternative investment fund manager and a management company.

Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services and to act as general partner.

Nuveen Asset Management Europe S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Managing Member	100	U.S. Securities and Exchange Commission registered investment adviser.

Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.

Nuveen Consulting (Shanghai) Co., Ltd.	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	U.S. Commodity Futures Trading Commission registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.

Nuveen Industrial Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, due diligence and other services to entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 1 Limited	Shareholder	0.4	To act as the holding company for the legal entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 3 Limited	Shareholder	99.6	To act as the holding company for the legal entities.

Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Italy S.r.l.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

NUVEEN JAPAN CO., LTD	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.

Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Management Company (Luxembourg) No 1 S.à r.l.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employing entity.

Nuveen Mob Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, and other services.

Nuveen Natural Capital Chile SpA	Chile	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To facilitate management operations.

Nuveen Natural Capital LATAM Gestao De Ativos Ltda	Brazil	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To manage farmland funds.

Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To manage farmland.

Nuveen Natural Capital S.r.l.	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland.

Nuveen Natural Capital sp. z o.o	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	Investment entity.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	Investment entity.

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.

Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as an employing entity.

Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	Servicing activities related to loans.

Paths Building Services LLC	DE	Operating Subsidiary	Paths Management Services LLC	Member	100	This entity will employ property site level employees.

Paths Construction LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as construction management operating company.

Paths Development LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as development operating company.

Paths Management Services LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To manage and operate real property.

Paths RMS LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as maintenance operating company.

Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate.

Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	87	To hold agricultural investments.

Private Debt carried Interest General Partner II S.à r.l.	Luxembourg	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide financial services.

Reliant Safety LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as safety operating company.

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles.

Seven30 Insurance (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as the issuer of corporate self insurance.

Seven30 Re (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	Reinsurance

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager of CLO products.

Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.

TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.

TIAA Trust, National Association	NC	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	99.995	To support TIAA’s Wealth Management and Pension business lines.

TIAA Wealth Investment Management LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	A registered investment advisor offering investment management services.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, Nuveen Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.

TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Managing Member	100	To offer insurance services and products.

TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	Registered investment advisor, which provides investment management services for College Retirement Equities Fund.

TIAA-CREF Life Insurance Company	NY	Operating Subsidiary - 1704(c) Insurance Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	A New York domiciled life insurance company that issues guaranteed and variable annuities and funding agreements to the general public.

TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.

Westchester Group Farm Management, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Investment entity.

Westchester Group Investment Management, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	Investment entity.

Westchester Group Real Estate, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To provide brokerage services related to agricultural investments.

Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	Investment entity.

Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	U.S. Securities and Exchange Commission registered investment adviser.

*	Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30.  Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA Separate Accounts VLI-1 and VLI-2, TIAA Separate Account VA-3 and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter

Ross Abbott	Manager, Chief Executive Officer, Chief Operating Officer, President
Raymond Bellucci	Manager, Senior Managing Director

James Deats	Manager
Derek Heaslip	Manager
Benjamin H. Lewis	Manager
Niladri Mukherjee	Manager
Shankar Saravanan	Manager, Vice President
Christopher Stickrod	Manager
Christopher A. Baraks	Vice President
Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary
Christopher Beam	Assistant Treasurer
Adrian Bishop	Compliance Officer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Christopher J. Heald	Treasurer
Lisa Humphries	Chief Conflict of Interest Officer
Jeremy Intihar	Managing Director
Jennifer Mangano	Chief Financial Officer
Jessica Martin	Chief Risk Officer
Eric Poe	Managing Director
Megan Sendlak	Managing Director, Controller
Scott Weinstein	Senior Managing Director, Chief Compliance Officer
Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 32.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, 64 Leone Lane, Chester, New York, 10918, 11333 East 53 Street, Denver, CO 80239, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 33.  Management Services

Not Applicable.

Item 34.  Fee Representation and Undertakings

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to

ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Teachers Insurance and Annuity Association of America certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina on the 5th day of January 2026.

TIAA SEPARATE ACCOUNT VA-5 (Registrant) By: Teachers Insurance and Annuity Association of America

By:	/s/ Colbert Narcisse
Name: Colbert Narcisse
Title: Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (Depositor)

By:	/s/ Colbert Narcisse
Name: Colbert Narcisse
Title: Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on January 5, 2026, in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse Colbert Narcisse	Senior Executive Vice President, Chief Product and Business Development Officer and Principal Executive Officer

/s/ Christopher Baraks	Senior Vice President and Chief Accounting Officer and Corporate
Christopher Baraks	Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE
*	*
Priya Abani	Michael R. Fanning
*	*
Samuel R. Bright	Lisa W. Hess
*	*
Jason E. Brown	Edward M. Hundert
*	*
Jeffrey R. Brown	Gina L. Loften
*	*
Angel Cabrera	Ramona E. Romero
*	*
James R. Chambers	Kim M. Sharan
*	*
Thasunda Brown Duckett	La June Montgomery Tabron

/s/ Aneal Krishnamurthy
Aneal Krishnamurthy
Attorney-in-fact

*	Signed by Aneal Krishnamurthy as attorney-in-fact pursuant to powers of attorney effective as of December 10 - 11, 2025.

Exhibit Index

(k)	Opinion and consent of Aneal Krishnamurthy, Esquire

17